Other commitments, contingent liabilities and contingent assets - long-term commitments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 14,888
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	3,112
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,571
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,898
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,475
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,177
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 4,655